Property and Equipment, Net	6 Months Ended
Jun. 30, 2022
Property, Plant and Equipment [Abstract]
Property and Equipment, Net	Property and Equipment, Net
Property and equipment, net consisted of the following (in thousands):

	June 30,	December 31,
	2022	2021
Lab equipment	$31,000	$34,091
Office equipment	3,341	3,463
Furniture and fixtures	1,226	1,363
Leasehold improvements	13,411	14,904
Assets under construction	8,961	2,436
Less: accumulated depreciation and impairment	(24,145)	(22,716)
Total property and equipment, net	$33,794	$33,541

Depreciation expense for the three months ended June 30, 2022 and 2021 was $1.9 million and $2.2 million, respectively, and for the six months ended June 30, 2022 and 2021 was $3.9 million and $4.1 million, respectively.